Wilmington Prime Money Market Fund
WILMINGTON PRIME MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Wilmington Prime Money Market Fund	Service Class	Select Class	Administrative Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none	none
Redemption Fee	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Wilmington Prime Money Market Fund	Service Class	Select Class	Administrative Class	Institutional Class
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.25%	none
Other Expenses	0.33%	0.33%	0.33%	0.08%
Total Annual Fund Operating Expenses	0.98%	0.73%	0.98%	0.48%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Wilmington Prime Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Service Class	100	312	542	1,201
Select Class	75	233	406	906
Administrative Class	100	312	542	1,201
Institutional Class	49	154	269	604

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of the value of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations. The Fund may also invest in municipal securities and asset-backed securities.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
  Liquidity risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Municipal securities risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.
  Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Select Class (formerly Class A) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. Updated performance information is available at www.wilmingtonfunds.com.

Effective January 20, 2012, Class A2 and Class S Shares were combined and redesignated Service Class Shares, Class I Shares and Class A Shares were combined and redesignated Select Class Shares, and Class I2 Shares were redesignated Administrative Class Shares. Performance for Shares prior to redesignation is based on the previous performance of Class A2 Shares, Class A Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect difference in expenses prior to the redesignation of the classes. Administrative Class Shares are subject to a shareholder services fee up to 0.25% of the Fund’s average daily net assets. Institutional Class Shares commenced operations on March 12, 2012.
Annual Total Returns – Select Class Shares Performance Over 10 Years

Best Quarter 1.18% 09/30/2007 Worst Quarter 0.00% 12/31/2014
The Fund’s Select Class Shares total return for the six-month period from January 1, 2015 to June 30, 2015 was 0.01%.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns - Wilmington Prime Money Market Fund	1 Year	5 Years	10 Years	Life of Fund	[1]	Inception Date
Select Class Shares	0.01%	0.02%	1.36%
Service Class Shares	0.01%	0.01%	1.44%
Administrative Class Shares	0.01%	0.02%	1.45%
Institutional Class Shares	0.01%			0.02%		Mar. 12, 2012
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.01%	0.01%	1.39%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.02%	0.05%	1.57%
[1]	Institutional Class Shares commenced operations on March 12, 2012.